Net financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Discounts obtained	R$ 800	R$ 82	R$ 81
Interest charged	820	830	348
Income from financial investments	6,441	3,714	1
Active exchange variation	315	5,636	6,481
Other	1,191	514	494
Financial income	9,567	10,776	7,405
Financial expenses:
Interest paid	(4,732)	(1,610)	(1,942)
Advance Fees		(978)	(291)
Interest on Right of Use	(4,183)
Interest on loans	(27,329)	(7,454)	(3,848)
Interest on debentures	(52,371)
Discounts given	(1,529)	(830)	(331)
Bank expenses	(2,478)	(362)	(460)
IOF	(3,469)	(1,108)	(616)
Intercompany interest	(4,613)
Exchange variation	(8,518)	(163)	(5,644)
Other	(4,319)	(299)	(1,351)
Financial expenses	(113,541)	(12,804)	(14,483)
Net finance costs	R$ (103,974)	R$ (2,028)	R$ (7,078)